Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

10. Discontinued Operations

The financial statements have been restated to reflect the 2012 discontinued operation of two of the Company’s operating subsidiaries, Hudson and Sunset Media, LLC and the Bull-Whitehouse, LLC. In addition, the Company has discontinued a division of Redscout, LLC called “Redscout Ventures.” As a result, the Company has classified these entities’ results of operations for December 2011, as losses of $440, $219, and $734, respectively, as discontinued operations.

In December 2011, the Company discontinued a division of Accent Marketing Services, LLC, called Performance Marketing Group. As a result, the Company has classified this entity’s results of operations as a loss of $1,339 as discontinued operations. The Company also recorded net adjustments of $22 to increase a previously recorded liability relating to a prior discontinued operation.

The loss net of taxes from discontinued operations for 2010 was $4,885, which is comprised of the operating results of Performance Marketing Group of $1,455. The loss also includes the results from operations of a start-up division of Redscout, LLC called 007. As a result, the Company has classified this entity’s results of operations as a loss of $722 as discontinued operations. In addition, the Company ceased Zig US current operations and as a result incurred a goodwill impairment charge of $232. Including the impairment charge Zig US’s results of operations, net of income tax benefits, for the year ended 2010, there was a loss of $1,046. The Company discontinued a start up called Fearless Progression LLC (“Fearless”). As a result, the Company wrote off its investment in Fearless of $710. Including the impairment charge, Fearless’s results of operations net of income tax benefits for the year ended 2010, was a loss of $743. The Company has classified this entity’s results as discontinued operations. The loss also includes the results from operations of Hudson and Sunset Media, LLC and Redscout Ventures. The Company has classified these entities’ results of operations as losses of $317 and $620 as discontinued operations. In December 2010, the Company recorded net adjustments of $21 to reduce a previously recorded liability relating to prior discontinued operations.

The loss net of taxes from discontinued operations for 2009 was $3,180 and is comprised of the operating results of Performance Marketing Group of $1,661, Clifford/Bratskeir Public Relations LLC (“Bratskeir”) of $361 and Margeotes Fertitta Powell, LLC (“MFP”) of $515, Redscout Ventures of $57, and Zig US of $643, relates to an adjustment to a previously recorded liability.

Included in discontinued operations in the Company’s consolidated statements of operations for the years ended December 31 were the following:

	Years Ended December 31,
	2011	2010	2009
Revenue	$12,963	$9,486	$9,914
Impairment charge	—	(942)	—
Operating loss	(3,294)	(5,491)	(3,620)
Other expense	(93)	(146)	(108)
Income tax recovery	—	343	270
Noncontrolling interest expense recovery	633	409	221
Net loss from discontinued operations	$(2,754)	$(4,885)	$(3,237)

At December 31, 2011, $4,060 and $1,332 was included in other current assets and other current liabilities, respectively, which represent assets held for sale and related liabilities.